Provisions - Schedule of status and changes of the defined benefit obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid due to settlements	€ (133)	€ (20)	€ (2)
Spain
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	(33)
Spain | Present value of defined benefit obligation | Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	1,899	1,987	2,076
Incorporation of Group companies, net	0	0	0
Current service cost	5	3	2
Interest cost	67	71	82
Pre-retirement cost	0	0	0
Effect of curtailment/settlement	(9)	(10)	(1)
Benefits paid	(179)	(203)	(210)
Benefits paid due to settlements	(31)	(2)	0
Past service cost	0	3	2
Actuarial (gains)/losses	(102)	45	37
Demographic actuarial (gains)/losses	(14)	0	(2)
Financial actuarial (gains)/losses	(88)	45	39
Exchange differences and other items	(6)	5	(1)
Net defined benefit liability (asset) at end of period	1,644	1,899	1,987
Spain | Present value of defined benefit obligation | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	857	824	903
Incorporation of Group companies, net	0	0	0
Current service cost	1	1	1
Interest cost	27	25	30
Pre-retirement cost	389	303	160
Effect of curtailment/settlement	0	(4)	(1)
Benefits paid	(325)	(292)	(290)
Benefits paid due to settlements	0	0	0
Past service cost	0	0	13
Actuarial (gains)/losses	(19)	0	7
Demographic actuarial (gains)/losses	(8)	(1)	0
Financial actuarial (gains)/losses	(11)	1	7
Exchange differences and other items	0	0	1
Net defined benefit liability (asset) at end of period	€ 930	€ 857	€ 824